Investment Objectives and Goals - Macquarie Ultrashort Fund	Mar. 31, 2025
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Ultrashort Fund seeks total return to the extent consistent with a relatively low volatility of principal.